Reconciliation of Statutory Federal Income Tax Rate (Detail)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Taxes [Line Items]
Tax at federal statutory rate			34.20%	34.00%	34.00%
State income taxes, net of federal benefit			5.80%	4.00%	4.20%
Non-deductible permanent difference			3.70%		5.10%
Effect of tax rate change			(1.00%)
Change in valuation allowance				(78.40%)	(37.70%)
Other			(2.00%)	0.50%	0.60%
Provision for (benefit from) income taxes	40.90%	34.90%	40.70%	(39.90%)	6.20%